INCOME TAXES (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Accrued warranty costs	$ 9,249,470	$ 9,208,666
Bad debt allowance	13,418,947	12,113,049
Issuance costs	491,570	339,267
Inventory write-down	4,451,285	6,649,004
Depreciation difference of property, plant and equipment	23,431,856	17,920,711
Contingent liabilities		4,508,086
Net operating losses carry-forward	93,376,674	69,189,405
Others	4,858,010	3,158,341
Total deferred tax assets	149,277,812	123,086,529
Valuation allowance	(57,189,659)	(54,140,359)
Total deferred tax assets, net of valuation allowance	92,088,153	68,946,170
Analysis as:
Current	29,137,910	29,863,672
Non-current	62,950,243	39,082,498
Total deferred tax assets, net of valuation allowance	92,088,153	68,946,170
Deferred tax liabilities:
Foreign currency derivative assets	1,538,914	700,184
Depreciation difference of property, plant and equipment	5,598,193	4,644,722
Basis difference related to SkyPower acquisition	73,901,868	62,572,569
Others	922,772	709,052
Total deferred tax liabilities	81,961,747	68,626,527
Analysis as:
Current	57,918,099	12,474,952
Non-current	24,043,648	56,151,575
Total deferred tax liabilities	81,961,747	68,626,527
Accumulated net operating losses	380,232,049
Accumulated net operating losses subject to expiration between 2015 and 2032	$ 167,890,855